SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES - Maturity profile of financial liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturity profile of financial liabilities
2021			$ 8,604,359
2022		$ 5,643,514
2023	$ 7,293,982	4,671,680
2024	14,903,496	2,740,927
2025	1,476,676
Total	$ 23,674,154	$ 13,056,121	$ 8,604,359